EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION COSTS (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Property Taxes Paid	$ 29,692	$ 87,188	$ 684
Geology Costs	82,931	27,509
Drilling Costs	409,741	150,222
Equipment Used Costs	11,950	5,754
Camp Costs	53,470	30,938	866
Assay costs	58,433
Value added tax on exploration costs	103,732
Total Exploration Costs	749,949	301,611	1,550
Farellón Project
Property Taxes Paid	8,440	24,321	684
Geology Costs	82,931	27,509
Drilling Costs	409,741	150,222
Equipment Used Costs	11,950	5,754
Camp Costs	53,470	30,938	866
Assay costs	58,433
Value added tax on exploration costs	103,732
Total Exploration Costs	728,697	238,744	$ 1,550
Perth Project
Property Taxes Paid	19,596	52,151
Total Exploration Costs	19,596	52,151
Mateo Project
Property Taxes Paid	1,656	10,716
Total Exploration Costs	$ 1,656	$ 10,716